GLENBROOK LIFE AND ANNUITY COMPANY
                          LAW AND REGULATION DEPARTMENT
                             3100 SANDERS ROAD, J5B
                           NORTHBROOK, ILLINOIS 60062
                         Direct Dial Number 847.402.2364
                             Facsimile 847.402.3781



Sun J. Moon
Assistant Counsel



May 8, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE: Glenbrook Life and Annuity Company Separate Account A ("Registrant") File No. 033-62203
         CIK No.  0000947878

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,

/s/  Sun J. Moon
-----------------
Sun J. Moon
Assistant Counsel